Restructuring - Schedule of restructuring activities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			$ 403	$ 3,406	$ 3,406
Restructuring	$ 2,892	$ 1,992	3,584	$ 3,480	4,030	$ 5,400	$ 0
Payments for restructuring			(1,311)		(6,551)
Restructuring reserve, ending balance	$ 513		513		403	$ 3,406
Employee Severance
Restructuring Reserve [Roll Forward]
Restructuring			1,377		3,048
Other Restructuring
Restructuring Reserve [Roll Forward]
Restructuring			$ 44		$ 500